Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 4,041
2015	3,253
2016	868
2017	808
2018	808
2019	623
Amortized balance of intangible assets, net	$ 10,401	$ 14,442